Indebtedness - Debt Outstanding Maturities (Detail) $ in Thousands	Jan. 31, 2017 USD ($)
Debt Instrument [Line Items]
Fiscal Year 2018	$ 9
Fiscal Year 2019	64,394
Fiscal Year 2020	97,952
Total	162,355
4.25% Convertible Notes [Member]
Debt Instrument [Line Items]
Fiscal Year 2019	64,387
Total	64,387
8.0 % Senior Secured Second Lien Convertible Notes [Member]
Debt Instrument [Line Items]
Fiscal Year 2020	97,952
Total	97,952
Capitalized Lease Obligations [Member]
Debt Instrument [Line Items]
Fiscal Year 2018	9
Fiscal Year 2019	7
Total	$ 16